Leases (Details) - Schedule of Future Lease Payments	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Future Lease Payments [Abstract]
Balance	$ 1,244,470
Additions	1,009,637
Interest expenses	141,097
Lease payments	(458,534)
Effects of currency translation	(34,291)
Balance	$ 1,902,379